Operating leases, from the perspective as a lessee - Schedule of Component of Operating Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Component of Operating Lease [Abstract]
Operating lease cost	$ 1,822,184	$ 2,053,911	$ 1,948,051
Short-term lease cost	2,870	18,404	35,710
Total lease cost	1,825,054	2,072,315	1,983,761
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	1,285,329	2,692,699	1,559,148
Supplemental lease cash flow disclosure
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	273,213	1,801,664	5,394,251
Remeasurement of the lease liabilities and right-of-use-assets due to lease modification	$ 1,350,538	$ 320,911	$ 1,485,436
Weighted average remaining lease term of operating leases	4 years 9 months 10 days	4 years 10 months 24 days
Weighted average discount rate of operating leases	6.525%	6.525%